PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,984	$ 1,816
Accumulated depreciation	1,191	993
Property and equipment, net	1,793	823
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	723	221
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,721	1,163
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 540	$ 432